CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Cash on hand	4,277	4,982
Bank balances	732,578	329,632
Overnight	802,220	350,080
Total Cash	1,539,075	684,694
Cash equivalents
Time deposits	123,984	165,791
Mutual funds	32,782	222,094
Total cash equivalents	156,766	387,885

Total cash and cash equivalents	1,695,841	1,072,579

Schedule of cash and cash equivalents denominated by currencies
	As of	As of
	December 31,	December 31,
Currency	2020	2019
	ThUS$	ThUS$
Argentine peso	20,107	16,579
Brazilian real	136,938	197,354
Chilean peso	32,649	50,521
Colombian peso	17,185	48,191
Euro	10,361	21,927
US Dollar	1,438,846	667,785
Other currencies	39,755	70,222
Total	1,695,841	1,072,579